Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net, consist of the following:

(in thousands)	Useful lives	June 30, 2022	December 31, 2021
Computers and software	60 months	$1,233	$961
Office furniture	80 months	531	343
Leasehold improvements	Shorter of lease term or estimated useful life	4,706	3,387
Medical equipment	60 months	981	805
Construction in progress		1,011	518
Finance lease ROU assets	Shorter of lease term or estimated useful life	205	162
Less: accumulated depreciation		(2,653)	(1,984)
Total property and equipment, net		$6,014	$4,192

Property and equipment, net, consist of the following:

(in thousands)	Useful lives	December 31, 2021	December 31, 2020
Computers and software	60 months	$961	$423
Office furniture	80 months	343	271
Leasehold improvements	Shorter of lease term or estimated useful life	3,387	1,685
Medical equipment	60 months	805	515
Construction in progress		518	205
Equipment capital lease assets	Shorter of lease term or estimated useful life	162	163
Less: accumulated depreciation		(1,984)	(1,158)
Total property and equipment, net		$4,192	$2,104